FINANCIAL STATEMENTS SCHEDULE I - Additional Information (Detail)	Dec. 31, 2022	Dec. 30, 2022
Condensed Financial Information Disclosure [Abstract]
Convenience translation rate per US$1.00	6.8972	6.8972